Debt - Schedule of Short-Term Loans (Details) (Parenthetical)		Jul. 22, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jun. 01, 2020 USD ($)	May 22, 2020 USD ($)	May 15, 2020 USD ($)	Apr. 16, 2020 USD ($)	Apr. 03, 2020 USD ($)	Jan. 19, 2020 USD ($)	Aug. 07, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jan. 30, 2019 USD ($)	Dec. 12, 2018 USD ($)	Nov. 23, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jul. 22, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	May 22, 2020 CNY (¥)	May 15, 2020 CNY (¥)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Aug. 07, 2019 CNY (¥)	Jul. 01, 2019 CNY (¥)	Jan. 30, 2019 CNY (¥)	Dec. 12, 2018 CNY (¥)	Nov. 23, 2018 CNY (¥)
Short-term bank loans															$ 1,289,081										$ 2,052,309
Line of credit remaining borrowing capacity															7,100,000
RMB [Member]
Line of credit remaining borrowing capacity | ¥																¥ 48,000,000
Xi'an Bank [Member]
Short-term bank loans	[1]																								560,358
WeBank Co., Ltd. [Member]
Short-term bank loans	[2]																								105,067
Ningxia Bank [Member]
Short-term bank loans	[3]																								420,268
Bank of Beijing [Member]
Short-term bank loans	[4]																								686,438
Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans	[5]														279,276										280,178
Xi 'an Xinchang Micro-Lending Co. Ltd.[Member]
Short-term bank loans	[6]														110,241
China Construction Bank [Member]
Short-term bank loans	[7]														17,640
Bohai Bank [Member]
Short-term bank loans	[8]														440,962
Debt maturity date		Jul. 21, 2021
Debt maturity date, description		As working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021
Line of credit maximum borrowing capacity					$ 1,800,000
Period of line of credit					1 year
Line of credit remaining borrowing capacity															10,000,000
Bohai Bank [Member] | RMB [Member]
Short-term bank loans | ¥																	¥ 3,000,000
Line of credit maximum borrowing capacity | ¥																				¥ 13,000,000
Line of credit remaining borrowing capacity | ¥																1,500,000
Huaxia Bank [Member]
Short-term bank loans	[9]														440,962
Line of credit maximum borrowing capacity								$ 2,200,000
Huaxia Bank [Member] | One Year With 9% [Member]
Line of credit maximum borrowing capacity								$ 400,000
Period of line of credit								1 year
Line of credit interest rate								9.00%															9.00%
Huaxia Bank [Member] | Three Year With 6.6% [Member]
Line of credit maximum borrowing capacity								$ 1,800,000
Period of line of credit								3 years
Line of credit interest rate								6.60%															6.60%
Huaxia Bank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥																							¥ 15,000,000
Huaxia Bank [Member] | RMB [Member] | One Year With 9% [Member]
Line of credit maximum borrowing capacity | ¥																							3,000,000
Huaxia Bank [Member] | RMB [Member] | Three Year With 6.6% [Member]
Line of credit maximum borrowing capacity | ¥																							¥ 12,000,000
Loan Agreement [Member]
Line of credit maximum borrowing capacity															$ 1,500,000
Loan Agreement [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥																¥ 10,000,000
Loan Agreement [Member] | Xi'an Bank [Member]
Short-term bank loans														$ 600,000
Debt maturity date														Oct. 22, 2019
Debt maturity date, description														As working capital for one year, with maturity date on October 22, 2019.
Interest rate														5.655%																5.655%
Loan Agreement [Member] | Xi'an Bank [Member] | RMB [Member]
Short-term bank loans | ¥																														¥ 4,000,000
Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Short-term bank loans													$ 100,000
Debt maturity date													Dec. 12, 2019
Debt maturity date, description													As working capital for one year, with maturity date on December 12, 2019.
Interest rate													0.05%																0.05%
Loan Agreement [Member] | WeBank Co., Ltd. [Member] | RMB [Member]
Short-term bank loans | ¥																													¥ 750,000
Loan Agreement [Member] | Ningxia Bank [Member]
Short-term bank loans												$ 400,000
Debt maturity date												Jan. 29, 2020
Debt maturity date, description												As working capital for one year, with maturity date on January 29, 2020.
Interest rate												7.40%																7.40%
Loan Agreement [Member] | Ningxia Bank [Member] | RMB [Member]
Short-term bank loans | ¥																												¥ 3,000,000
Loan Agreement [Member] | Bank of Beijing [Member]
Short-term bank loans										$ 600,000
Debt maturity date										Aug. 26, 2020
Debt maturity date, description										For one year, with maturity date on August 26, 2020.
Interest rate										5.22%																5.22%
Loan Agreement [Member] | Bank of Beijing [Member] | RMB [Member]
Short-term bank loans | ¥																										¥ 4,000,000
Loan Agreement [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans		$ 300,000									$ 300,000
Debt maturity date		Jan. 21, 2021									Dec. 27, 2019
Debt maturity date, description		As working capital for six months, with maturity date on January 21, 2021.									As working capital for six months, with maturity date on December 27, 2019.
Interest rate		17.00%									17.00%						17.00%										17.00%
Loan Agreement [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member] | RMB [Member]
Short-term bank loans | ¥																	¥ 2,000,000										¥ 2,000,000
Loan Agreement [Member] | Xi 'an Xinchang Micro-Lending Co. Ltd.[Member]
Short-term bank loans				$ 110,241
Debt maturity date				May 31, 2021
Debt maturity date, description				As working capital for one year, with maturity date on May 31, 2021
Interest rate				18.00%															18.00%
Loan Agreement [Member] | Xi 'an Xinchang Micro-Lending Co. Ltd.[Member] | RMB [Member]
Short-term bank loans | ¥																			¥ 750,002
Loan Agreement [Member] | China Construction Bank [Member]
Short-term bank loans						$ 2,941			$ 14,699
Debt maturity date						May 15, 2021			Jan. 19, 2021
Debt maturity date, description						As working capital for one year, with maturity date on May 15, 2021			As working capital for one year, with maturity date on January 19, 2021
Interest rate						410.00%			5.00%												410.00%			5.00%
Loan Agreement [Member] | China Construction Bank [Member] | RMB [Member]
Short-term bank loans | ¥																					¥ 20,000			¥ 100,000
Loan Agreement [Member] | Bohai Bank [Member]
Short-term bank loans		$ 400,000
Interest rate		5.40%															5.40%
Loan Agreement [Member] | Huaxia Bank [Member]
Short-term bank loans							$ 293,975
Debt maturity date							Apr. 16, 2023
Debt maturity date, description							As working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023
Interest rate							6.60%															6.60%
Loan Agreement [Member] | Huaxia Bank [Member] | RMB [Member]
Short-term bank loans | ¥																						¥ 2,000,000
Two Loan Agreement [Member] | Huaxia Bank [Member]
Short-term bank loans			$ 440,962
Debt maturity date, description			As working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively
Interest rate			9.00%															9.00%
Two Loan Agreement [Member] | Huaxia Bank [Member] | RMB [Member]
Short-term bank loans | ¥																		¥ 3,000,000

[1]	On November 23, 2018, the Company’s VIE, Xi’an App-Chem entered into a loan agreement with Xi’an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Xi’an Bank as collateral to safeguard these loans. The loan was repaid in full upon maturity.
[2]	On December 12, 2018, the Company's VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB750,000 (equivalent to US$0.1 million) as working capital for one year, with maturity date on December 12, 2019 and a daily interest rate of 0.05%. The loan was fully repaid upon maturity.
[3]	On January 30, 2019, the Company’s VIE , Xi’an App-Chem , entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity.
[4]	On August 7, 2019, the Company's VIE, Xi’an App-Chem, entered into another loan agreement with Bank of Beijing to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.
[5]	On July 1, 2019, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on December 27, 2019 and interest rate of 17% per annum. The loan was fully repaid upon maturity. On July 22, 2020, the Company's VIE, Xi'an App-Chem, entered into another loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on January 21, 2021 and interest rate of 17% per annum. The loan was subsequently fully repaid upon maturity.
[6]	On June 1, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement Xi’ an Xinchang Micro-lending Co. Ltd., to borrow RMB750,002 (equivalent to US$110,241) as working capital for one year, with maturity date on May 31, 2021 and interest rate of 18.0% per annum.
[7]	On January 19, 2020, the Company's VIE, Tongchuan Haoren entered into a loan agreement with China Construction Bank to borrow RMB100,000 (equivalent to US$14,699) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum. The loan was subsequently fully repaid upon maturity. On May 15, 2020, the Company's VIE, Tongchuan Haoren entered into a loan agreement with China Construction Bank to borrow RMB20,000 (equivalent to US$2,941) as working capital for one year, with maturity date on May 15, 2021 and interest rate of 4.1% per annum.
[8]	On May 22, 2020, the Company's VIE, Xi'an App-Chem, obtained an approval of line of credit from Bohai Bank for a maximum of RMB 13 million (approximately $1.8 million) loans as working capital for one year. On July 22, 2020, the Company borrowed RMB3 million (equivalent to US$0.4 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021. The Company's controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. provided joint guarantee to this loan. As of September 30, 2020, the Company had the availability to borrow additional approximately $1.5 million (RMB10.0 million) from Bohai Bank before May 22, 2021.
[9]	On April 3, 2020, the Company's VIE, Xi'an App-Chem, obtained an approval of line of credit from Huaxia Bank for a maximum of RMB 15 million (approximately $2.2 million) loans, including RMB 3 million (approximately $0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. From June 16, 2020 to June 29, 2020, the Company's VIE, Xi'an App-Chem, entered into two loan agreements with Huaxia Bank to borrow total of a RMB3 million (equivalent to US$440,962) as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively. In addition, on April 16, 2020, the Company borrowed additional RMB2 million (equivalent to US$293,975) out of this line of credit as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company's controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank. As of September 30, 2020, the Company had the availability to borrow additional approximately $1.5 million (RMB10.0 million) from Bohai Bank before April 2023.